Shareholder Report, Holdings (Details)	Aug. 31, 2025
American Funds Mortgage Fund® - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
American Funds Mortgage Fund® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
American Funds Mortgage Fund® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
American Funds Mortgage Fund® - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Mortgage Fund® - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Mortgage Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.